LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LONG-TERM DEBT
Total debt	$ 1,565,223	$ 1,565,241
Less: current portion	225,000
Total long-term debt	1,340,223	1,565,241
Credit Facility
LONG-TERM DEBT
Deferred financing costs	(3,851)	(2,768)
Outstanding borrowings	0	0
2020 Notes
LONG-TERM DEBT
Total long-term debt	198,585	198,505
2018 Notes
LONG-TERM DEBT
Total long-term debt	348,316	348,145
2017 Notes
LONG-TERM DEBT
Total long-term debt	298,670	298,454
2016 Notes
LONG-TERM DEBT
Total long-term debt	349,053	348,790
2015 Note
LONG-TERM DEBT
Total long-term debt	49,755	49,690
.2012 Notes
LONG-TERM DEBT
Total long-term debt	199,745	199,575
2010 Notes
LONG-TERM DEBT
Total long-term debt	$ 124,950	$ 124,850